RECENTLY ISSUED ACCOUNTING STANDARDS - Additional Information (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Increase to retained earnings		$ (351,903)	$ (349,555)
Unrealized gain on marketable securities		5,300
Restricted cash		$ 63,000
Scenario, Forecast [Member] | Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Increase to retained earnings	$ 10,000